Other Operating Expenses - Summary of General and Administrative Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Salaries and wages	$ 114,684	$ 80,134
Consulting fees	4,320	1,934
Office and general	51,191	37,061
Professional fees	14,620	11,563
Merchant Processing Fees	6,332	4,748
Director fees	550	472
Other	8,028	4,256
General and administrative expense	$ 199,725	$ 140,168